Statements of Changes in Consolidated Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
	Jun. 14, 2018	Dec. 31, 2017
Calyxt Inc [member]
Statement [Line Items]
Gross proceeds		$ 58,000
Underwriting discounts and commissions		3,100
Other offering expense		$ 3,300
Non-controlling shareholders interest		20.30%
Number of stock options exercised	592,342
Equity value		$ 11,800
Stock options exercised, value	$ 2,400
Purchase price		$ 20,000
Calyxt Inc [member] | Cellectis [member]
Statement [Line Items]
Percentage of interest attributable to parent		79.30%
Equity value		$ 26,400
Purchase of common shares	63,175
Purchase of common shares price per share	$ 19.49
Purchase of common stock, value	$ 1,200,000